Related Party Transactions and Balances (Details) - Schedule of Borrowings from (Repayment of Borrowings to) Related Parties - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Borrowings from (Repayment of Borrowings to) Related Parties [Line Items]
Borrowings		$ 25,390,149	$ 18,299,426	$ 35,313,591
Repayment		(25,430,969)	(15,002,115)	(28,270,093)
Ying Tian [Member]
Schedule of Borrowings from (Repayment of Borrowings to) Related Parties [Line Items]
Borrowings	[1]	15,282,433
Repayment	[1]	(13,686,332)
Mr. Tang Yuhua [Member]
Schedule of Borrowings from (Repayment of Borrowings to) Related Parties [Line Items]
Borrowings	[1]	1,529,467	2,570,962
Repayment	[1]	(585,656)	(148,610)
Mr. Wang Jixiang [Member]
Schedule of Borrowings from (Repayment of Borrowings to) Related Parties [Line Items]
Borrowings	[1]	1,452,195
Repayment	[1]	(82,760)
Mr. Tang Jing [Member]
Schedule of Borrowings from (Repayment of Borrowings to) Related Parties [Line Items]
Borrowings	[1]	1,447,908
Repayment	[1]
Yuan Cheng [Member]
Schedule of Borrowings from (Repayment of Borrowings to) Related Parties [Line Items]
Borrowings	[1]	1,511,107
Repayment	[1]	(1,511,107)
Mr. Zhu Jian [Member]
Schedule of Borrowings from (Repayment of Borrowings to) Related Parties [Line Items]
Borrowings	[1]	1,412,250	1,486,104	2,325,293
Repayment	[1]	(2,383,234)	(1,604,994)	(620,078)
Shi Lin [Member]
Schedule of Borrowings from (Repayment of Borrowings to) Related Parties [Line Items]
Borrowings	[1]	371,421	6,739,486	4,495,566
Repayment	[1]	(5,140,239)	(4,251,152)	(1,798,226)
Jian Tong [Member]
Schedule of Borrowings from (Repayment of Borrowings to) Related Parties [Line Items]
Borrowings	[1]	151,515		2,976,375
Repayment	[1]
Teng Xin [Member]
Schedule of Borrowings from (Repayment of Borrowings to) Related Parties [Line Items]
Borrowings	[1]	285,300	3,120,820
Repayment	[1]	(211,837)	(3,120,820)
Skinist Global [Member]
Schedule of Borrowings from (Repayment of Borrowings to) Related Parties [Line Items]
Borrowings	[1]	1,946,553	3,416,086	23,816,693
Repayment	[1]	(1,829,804)	(3,551,699)	(23,680,180)
Skinist Shanghai [Member]
Schedule of Borrowings from (Repayment of Borrowings to) Related Parties [Line Items]
Borrowings	[1]		965,968
Repayment	[1]		(1,209,595)
Mr. Wang Jun [Member]
Schedule of Borrowings from (Repayment of Borrowings to) Related Parties [Line Items]
Borrowings	[1]			372,047
Repayment	[1]		(1,115,245)	(93,012)
Jingqi [Member]
Schedule of Borrowings from (Repayment of Borrowings to) Related Parties [Line Items]
Borrowings	[1]			1,170,397
Repayment	[1]			(1,921,377)
Zuandu [Member]
Schedule of Borrowings from (Repayment of Borrowings to) Related Parties [Line Items]
Borrowings	[1]			157,220
Repayment	[1]			$ (157,220)

[1]	During the years ended December 31, 2023, 2022 and 2021, the Company borrowed $25,390,149, $18,299,426 and $35,313,591 from these related parties, respectively. The borrowings were interest free, and outstanding loans are repayable within twelve months from borrowings.